Intangible Assets (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Trademarks	$ 251,157	$ 251,157	$ 251,157
Patents [Member]
Amortized intangible assets:
Gross carrying Amount		772,414	705,662
Accumulated Amortization		(328,319)	(202,767)
Net carrying Amount		444,095	502,895
Website [Member]
Amortized intangible assets:
Gross carrying Amount		18,908	18,908
Accumulated Amortization		(17,228)	(16,136)
Net carrying Amount		$ 1,680	$ 2,772